NET REVENUES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues
Licensing revenue	$ 359,000
Sale of products	3,720,000	$ 2,572,000
Revenue	4,079,000	$ 2,572,000
Gaelan Medical Trade LLC | UAE
Revenues
Royalty income	70,000.00
Hyloris Pharmaceuticals SA [member]
Revenues
Licensing revenue	300,000
Hyloris Pharmaceuticals SA [member] | Payment received at signing
Revenues
Licensing revenue	100,000
Hyloris Pharmaceuticals SA [member] | Present Value of minimum annual amounts payable to the company.
Revenues
Licensing revenue	200,000
Talicia
Revenues
Sale of products	3,500,000
Revenue	3,700,000
Gaelan Medical Trade LLC
Revenues
Sale of products	500,000
Revenue	500,000
Movantik
Revenues
Contra Revenue For Movantik	$ (900,000)